Balance Sheet Details (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Nov. 30, 2020	Jul. 31, 2022	Jul. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Depreciation and amortization expense		$ 200,000	$ 200,000
Intangible asset estimated useful life	85 months
Intangible asset amortization expense		$ 70,000	$ 47,000